Note 17 - Spin-Out Transaction (Tables)	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of net assets transferred in spin-out transactions [text block]

Carrying value of net assets	$212,967
Fair value of net assets transferred	2,604,781

Gain on spin-out	$2,391,814